Segment reporting, Shipping revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Segment	Sep. 30, 2020 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Shipping Revenues [Abstract]
Shipping revenues		$ 59,095	$ 142,196	$ 212,018	$ 600,046
IFRS 15 [Member]
Shipping Revenues [Abstract]
Shipping revenues		8,800	8,900	30,800	19,200
Time Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[1]	28,576	51,835	119,420	126,168
Voyage Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues		$ 30,519	$ 90,362	$ 92,598	$ 473,878

[1]	The portion of time charter revenue related to technical management services, equaling $8.8 million in the third quarter of 2021, $8.9 million in the third quarter of 2020, $30.8 million in the first three quarters of 2021 and $19.2 million in the first three quarters of 2020 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. The remaining portion of time charter revenue is recognized in accordance with IFRS 16 Leases.